Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Stock-based Compensation Included in Consolidated Statement of Earnings and Comprehensive Income (loss)

Stock-based compensation is included in the consolidated statement of earnings and comprehensive income (loss) in the following captions:

	Years ended
	March 31,	March 31,
	2020	2019

Included in cost of sales	$330,691	$—
Included in selling, general and administrative expenses	15,888,976	2,666,000
Included in research and development expenses	374,921	1,046,415
Total stock-based compensation	$16,594,588	$3,712,415

Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of stock options are as follows:

		2020		2019
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2019 and 2018	$2.02	9,651,085	$1.92	10,091,546
Granted	5.35	1,597,939	4.59	333,062
Exercised (note 14 (b))	1.90	(2,067,418)	1.65	(747,523)
Forfeited (i)	3.53	(1,139,179)	4.65	(26,000)
Options outstanding at March 31, 2020 and 2019	$2.50	8,042,427	$2.02	9,651,085

Options exercisable at March 31, 2020 and 2019	$2.20	3,666,651	$1.99	3,390,310

Schedule of Number and Contractual Life
				2020

	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.24 - $1.91	1.42	931,248	759,152	$1.54
$1.92 - $2.05	2.23	4,294,779	1,291,779	1.98
$2.06 - $2.36	1.70	1,375,000	1,350,000	2.16
$2.37 - $5.19	4.10	622,161	140,720	4.60
$5.20 - $6.65	5.19	819,239	125,000	6.31
	2.49	8,042,427	3,666,651	$2.20

Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of options granted has been estimated according to the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the years ended March 31, 2020 and 2019:

	2020	2019

Exercise price	$5.35	$4.59
Share price	$5.05	$4.82
Dividend	‒	‒
Risk-free interest	1.47%	1.92%
Estimated life (years)	4.17	3.39
Expected volatility	65.63%	55.93%

Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of the CEO non-market performance options granted has been estimated according to the Black-Scholes option pricing model at the grant date using the following assumptions:

Year ended March 31, 2020

Exercise price	$5.90
Share price	$6.42
Dividend	‒
Risk-free interest	1.59%
Estimated life (years)	10
Expected volatility	69.00%

The expected volatility was based on the historical volatility of the Corporation’s stock.

Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of performance options are as follows:

	2020
	Weighted
	average
	exercise	Number of
	price	options

Options outstanding at April 1, 2019	$—	—
Granted	5.90	3,500,000
Options outstanding at March 31, 2020	$5.90	3,500,000

Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of market performance options are as follows:

	2020		2019
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2019 and 2018	$1.55	25,000	$1.55	325,000
Granted	5.88	5,500,000	—	—
Exercised (note 14 (b))	—	—	1.55	(300,000)
Options outstanding at March 31, 2020 and 2019	$5.86	5,525,000	$1.55	25,000

Options exercisable at March 31, 2020 and 2019	$5.66	775,000	$1.55	25,000

	2020
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.55	0.55	25,000	25,000	$1.55
$5.88	9.28	5,500,000	750,000	5.80
	9.24	5,525,000	775,000	$5.66

Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of market performance options granted has been estimated according to a risk-neutral Monte Carlo simulation pricing model based on the grant date following assumptions for options granted to the CEO:

2020

Exercise price	$5.88
Share price	$6.28
Dividend	‒
Risk-free interest	1.69%
Estimated life (years)	10
Expected volatility	68.13%

Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The Corporation has established an equity incentive plan for employees, directors and consultants of the Corporation. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

	2020		2019
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	DSUs	price	DSUs

DSUs outstanding at April 1, 2019 and 2018	$1.56	448,387	$1.50	570,752
Granted	5.60	8,924	3.79	19,788
Forfeited	1.75	(75,719)	3.79	(6,596)
Released through the issuance of common shares (note 14 (c))	1.48	(333,279)	1.51	(135,557)
DSUs outstanding at March 31, 2020 and 2019	$2.60	48,313	$1.56	448,387

DSUs exercisable at March 31, 2020 and 2019	$2.47	45,730	$1.50	285,089

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

As part of the employment agreement of the new CEO, the Corporation granted RSUs which vest over three years in 36 equal instalments. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through contributed surplus, over the vesting period. The fair value of the RSUs granted during the year ended March 31, 2020 was $5.80 per unit.

	2020
	Weighted
	average
	share	Number of
	price	RSUs

RSUs outstanding at April 1, 2019	$—	—
Granted	5.80	2,800,000
Released through the issuance of common shares (note 14 (d))	5.80	(437,849)
Withheld as payment of withholding taxes (note 14 (d))	5.80	(262,153)
RSUs outstanding at March 31, 2020	$5.80	2,099,998